Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
POLICIES AND PRACTICES RELATED TO THE GRANT OF CERTAIN EQUITY AWARDS CLOSE IN TIME TO THE RELEASE OF MATERIAL NONPUBLIC INFORMATION
We have no practice or policy of coordinating or timing the release of the Company information around the grant date of our annual incentive equity compensation, and we have not timed the disclosure of material non-public information for the purposes of affecting the value of executive compensation. Our annual incentive equity awards are typically granted in mid-March. On occasion, we grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention or other purposes. These “off cycle” awards are granted only on a limited basis and the grant date generally ties to the date of the meeting during which the Compensation Committee approves such award.

Award Timing Method	Our annual incentive equity awards are typically granted in mid-March. On occasion, we grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention or other purposes. These “off cycle” awards are granted only on a limited basis and the grant date generally ties to the date of the meeting during which the Compensation Committee approves such award.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We have no practice or policy of coordinating or timing the release of the Company information around the grant date of our annual incentive equity compensation, and we have not timed the disclosure of material non-public information for the purposes of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false